UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-3207

General Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	02/28/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS General Money Market Fund, Inc. February 28, 2006 (Unaudited)
	Principal
Negotiable Bank Certificate of Deposit--20.2%	Amount ($)		Value ($)

Bank of America N.A.
4.57%, 3/21/07	200,000,000	a	200,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
4.41%, 3/2/06	400,000,000		400,000,000
Barclays Bank PLC (Yankee)
4.58%, 4/3/06	75,000,000		75,000,000
Credit Suisse (USA) Inc. (Yankee)
4.67%, 4/24/06	235,000,000		235,000,000
Credit Suisse (Yankee)
4.75%, 7/5/06	100,000,000		100,000,000
First Tennessee Bank N.A. Memphis
4.57%, 4/3/06	30,000,000		30,000,000
Natexis Banques Populaires (Yankee)
4.48%, 4/7/06	140,000,000		140,000,000
Royal Bank of Canada (Yankee)
4.70%, 5/16/06	400,000,000		400,000,000
Sanpaolo IMI SpA (Yankee)
4.40%, 3/6/06	200,000,000		200,000,000
Total Negotiable Bank Certificate of Deposit
(cost $1,780,000,000)			1,780,000,000

Commercial Paper--53.3%

ASB Bank Ltd.
4.40%, 3/8/06	50,000,000		49,957,708
Atlantic Asset Securitization LLC
4.54%, 3/20/06 - 3/21/06	206,704,000	b	206,196,855
Bank of America Corp.
4.57%, 4/3/06	200,000,000		199,168,583
Barclays U.S. Funding Corp.
4.48%, 4/5/06	335,000,000		333,557,174
Beethoven Funding Corporation
4.40% - 4.59%, 3/2/06 - 4/4/06	412,780,000	b	412,012,082
BNP Paribas Finance Inc.
4.55%, 3/1/06	100,000,000		100,000,000
Bryant Park Funding LLC
4.66%, 4/24/06	15,000,000	b	14,896,050
CAFCO LLC
4.48% - 4.58%, 4/4/06 - 4/6/06	120,000,000	b	119,481,683
CC (USA) Inc.
4.48%, 4/7/06	54,000,000	b	53,754,135
CHARTA LLC
4.48% - 4.66%, 4/4/06 - 4/25/06	140,000,000	b	139,227,417
Citigroup Global Markets Holdings Inc.

4.54% - 4.56%, 3/21/06 - 3/27/06	275,000,000		274,213,160
Citigroup Inc.
4.67%, 4/24/06	125,000,000		124,131,875
Concord Minutemen Capital Co. LLC
4.40%, 3/2/06	72,759,000	b	72,750,208
Credit Suisse (USA) Inc.
4.48%, 4/5/06	90,000,000		89,612,375
Crown Point Capital Co. LLC
4.55% - 4.71%, 3/20/06 - 5/17/06	213,699,000	b	211,903,685
Cullinan Finance Ltd.
4.48% - 4.49%, 4/5/06 - 4/6/06	44,986,000	b	44,789,239
Deutsche Bank Financial LLC
4.56%, 3/1/06	150,000,000		150,000,000
FCAR Owner Trust, Ser. II
4.40% - 4.54%, 3/2/06 - 3/17/06	400,000,000		399,478,542
Gemini Securitization Corp., LLC
4.66%, 4/24/06	28,000,000	b	27,805,960
General Electric Capital Services Inc.
4.58%, 4/5/06 - 4/6/06	175,000,000		174,216,219
Grampian Funding Ltd.
4.71%, 5/16/06	122,000,000	b	120,802,367
Harrier Finance Funding Ltd.
4.47% - 4.69%, 3/27/06 - 5/2/06	269,600,000	b	268,461,431
IXIS Corporate & Investment Bank
4.70%, 5/17/06	267,000,000		264,347,318
K2 Corp.
4.40%, 3/2/06	147,300,000	b	147,282,201
Premier Asset Collateralized Entity LLC
4.66% - 4.67%, 4/24/06 - 4/25/06	45,000,000	b	44,684,274
Sigma Finance Inc.
4.40%, 3/2/06	40,000,000	b	39,995,167
Solitaire Funding Ltd.
4.54% - 4.65%, 3/27/06 - 4/21/06	411,000,000	b	409,620,783
Toyota Motor Credit Corp.
4.58%, 4/6/06	100,000,000	b	99,546,000
UBS Finance Delaware LLC
4.55%, 3/1/06	100,000,000		100,000,000
Total Commercial Paper
(cost $4,691,892,491)			4,691,892,491

Corporate Notes--15.8%

Commonwealth Bank of Australia
4.54%, 8/24/10	45,000,000	a	45,000,000
Fifth Third Bancorp
4.55%, 11/23/09	100,000,000	a	100,000,000
Harrier Finance Funding Ltd.
4.59%, 4/13/06	61,000,000	a,b	61,000,000
HSH Nordbank AG
4.53% - 4.54%, 9/5/06 - 10/2/06	355,000,000	a	354,975,493

Morgan Stanley
4.59%, 2/3/11	100,000,000 a	100,000,000
Royal Bank of Scotland PLC
4.54%, 4/21/10	210,000,000 a	210,000,000
Swedbank (ForeningsSparbanken AB)
4.52%, 9/1/06	250,000,000 a	249,996,016
Toyota Motor Credit Corp.
4.56%, 8/8/06	66,000,000 a,b	66,000,000
Wells Fargo & Co.
4.53%, 7/1/11	100,000,000 a	100,000,000
Westpac Banking Corp.
4.54%, 2/16/11	100,000,000 a	100,000,000
Total Corporate Notes
(cost $1,386,971,509)		1,386,971,509

Time Deposits--10.9%

Fortis Bank (Grand Cayman)
4.57%, 3/1/06	150,000,000	150,000,000
Landesbank Hessen-Thueringen Girozentrale (Grand Cayman)
4.52% - 4.54%, 3/1/06	240,500,000	240,500,000
National City Bank, Cleveland, OH (Grand Cayman)
4.50%, 3/1/06	200,000,000	200,000,000
State Street Bank and Trust Co., Boston, MA (Grand Cayman)
4.52%, 3/1/06	66,000,000	66,000,000
Wachovia Bank, N.A. (Grand Cayman)
4.51%, 3/1/06	300,000,000	300,000,000
Total Time Deposits
(cost $956,500,000)		956,500,000

Total Investments (cost $8,815,364,000)	100.2%	8,815,364,000
Liabilities, Less Cash and Receivables	(.2%)	(16,670,006)
Net Assets	100.0%	8,798,693,994

a	Security payable on demand. Variable interest rate--subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, these securities
	amounted to $2,560,209,537 or 29.1% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL MONEY MARKET FUND, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	April 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	April 21, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	April 21, 2006